INCOME TAXES - Components of Income Tax Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Taxes [Abstract]
Current income taxes	$ (168)	$ (90)	$ (220)	$ (147)
Deferred income taxes	94	37	134	53
Income taxes	$ (74)	$ (53)	$ (86)	$ (94)
Effective tax rate (as a percent)	(10.90%)	(37.30%)	(10.60%)	(36.00%)